Shareholder Report, Holdings (Details)	Dec. 31, 2025
Fundamental Investors Class A - ANCFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class A - ANCFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class A - ANCFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class A - ANCFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class A - ANCFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class A - ANCFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class A - ANCFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class A - ANCFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class A - ANCFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class A - ANCFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class C - AFICX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class C - AFICX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class C - AFICX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class C - AFICX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class C - AFICX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class C - AFICX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class C - AFICX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class C - AFICX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class C - AFICX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class C - AFICX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class T - TFFFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class T - TFFFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class T - TFFFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class T - TFFFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class T - TFFFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class T - TFFFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class T - TFFFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class T - TFFFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class T - TFFFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class T - TFFFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class F-1 - AFIFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class F-1 - AFIFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class F-1 - AFIFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class F-1 - AFIFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class F-1 - AFIFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class F-1 - AFIFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class F-1 - AFIFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class F-1 - AFIFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class F-1 - AFIFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class F-1 - AFIFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class F-2 - FINFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class F-2 - FINFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class F-2 - FINFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class F-2 - FINFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class F-2 - FINFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class F-2 - FINFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class F-2 - FINFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class F-2 - FINFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class F-2 - FINFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class F-2 - FINFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class F-3 - FUNFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class F-3 - FUNFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class F-3 - FUNFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class F-3 - FUNFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class F-3 - FUNFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class F-3 - FUNFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class F-3 - FUNFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class F-3 - FUNFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class F-3 - FUNFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class F-3 - FUNFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class 529-A - CFNAX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class 529-A - CFNAX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class 529-A - CFNAX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class 529-A - CFNAX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class 529-A - CFNAX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class 529-A - CFNAX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class 529-A - CFNAX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class 529-A - CFNAX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class 529-A - CFNAX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class 529-A - CFNAX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class 529-C - CFNCX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class 529-C - CFNCX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class 529-C - CFNCX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class 529-C - CFNCX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class 529-C - CFNCX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class 529-C - CFNCX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class 529-C - CFNCX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class 529-C - CFNCX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class 529-C - CFNCX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class 529-C - CFNCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class 529-E - CFNEX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class 529-E - CFNEX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class 529-E - CFNEX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class 529-E - CFNEX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class 529-E - CFNEX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class 529-E - CFNEX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class 529-E - CFNEX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class 529-E - CFNEX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class 529-E - CFNEX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class 529-E - CFNEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class 529-T - TIIIX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class 529-T - TIIIX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class 529-T - TIIIX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class 529-T - TIIIX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class 529-T - TIIIX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class 529-T - TIIIX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class 529-T - TIIIX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class 529-T - TIIIX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class 529-T - TIIIX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class 529-T - TIIIX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class 529-F-1 - CFNFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class 529-F-1 - CFNFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class 529-F-1 - CFNFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class 529-F-1 - CFNFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class 529-F-1 - CFNFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class 529-F-1 - CFNFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class 529-F-1 - CFNFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class 529-F-1 - CFNFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class 529-F-1 - CFNFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class 529-F-1 - CFNFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class 529-F-2 - FFXFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class 529-F-2 - FFXFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class 529-F-2 - FFXFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class 529-F-2 - FFXFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class 529-F-2 - FFXFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class 529-F-2 - FFXFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class 529-F-2 - FFXFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class 529-F-2 - FFXFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class 529-F-2 - FFXFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class 529-F-2 - FFXFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class 529-F-3 - FEEFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class 529-F-3 - FEEFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class 529-F-3 - FEEFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class 529-F-3 - FEEFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class 529-F-3 - FEEFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class 529-F-3 - FEEFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class 529-F-3 - FEEFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class 529-F-3 - FEEFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class 529-F-3 - FEEFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class 529-F-3 - FEEFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class R-1 - RFNAX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class R-1 - RFNAX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class R-1 - RFNAX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class R-1 - RFNAX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class R-1 - RFNAX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class R-1 - RFNAX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class R-1 - RFNAX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class R-1 - RFNAX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class R-1 - RFNAX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class R-1 - RFNAX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class R-2 - RFNBX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class R-2 - RFNBX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class R-2 - RFNBX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class R-2 - RFNBX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class R-2 - RFNBX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class R-2 - RFNBX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class R-2 - RFNBX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class R-2 - RFNBX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class R-2 - RFNBX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class R-2 - RFNBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class R-2E- RFEBX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class R-2E- RFEBX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class R-2E- RFEBX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class R-2E- RFEBX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class R-2E- RFEBX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class R-2E- RFEBX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class R-2E- RFEBX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class R-2E- RFEBX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class R-2E- RFEBX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class R-2E- RFEBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class R-3 - RFNCX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class R-3 - RFNCX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class R-3 - RFNCX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class R-3 - RFNCX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class R-3 - RFNCX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class R-3 - RFNCX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class R-3 - RFNCX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class R-3 - RFNCX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class R-3 - RFNCX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class R-3 - RFNCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class R-4 - RFNEX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class R-4 - RFNEX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class R-4 - RFNEX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class R-4 - RFNEX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class R-4 - RFNEX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class R-4 - RFNEX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class R-4 - RFNEX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class R-4 - RFNEX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class R-4 - RFNEX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class R-4 - RFNEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class R-5E - RFNHX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class R-5E - RFNHX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class R-5E - RFNHX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class R-5E - RFNHX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class R-5E - RFNHX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class R-5E - RFNHX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class R-5E - RFNHX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class R-5E - RFNHX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class R-5E - RFNHX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class R-5E - RFNHX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class R-5 - RFNFX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class R-5 - RFNFX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class R-5 - RFNFX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class R-5 - RFNFX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class R-5 - RFNFX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class R-5 - RFNFX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class R-5 - RFNFX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class R-5 - RFNFX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class R-5 - RFNFX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class R-5 - RFNFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Fundamental Investors Class R-6 - RFNGX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Fundamental Investors Class R-6 - RFNGX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.36%
Fundamental Investors Class R-6 - RFNGX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Fundamental Investors Class R-6 - RFNGX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Fundamental Investors Class R-6 - RFNGX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Fundamental Investors Class R-6 - RFNGX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Fundamental Investors Class R-6 - RFNGX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Fundamental Investors Class R-6 - RFNGX | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Fundamental Investors Class R-6 - RFNGX | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fundamental Investors Class R-6 - RFNGX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%